Goodwill And Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Intangible Assets [Abstract]
Impairments of goodwill	$ 0	$ 0	$ 0
Goodwill associated with merger	1,200,000,000
Amortization expense on intangible assets	18,600,000	18,000,000	23,100,000
2012	18,400,000
2013	18,000,000
2014	13,900,000
2015	9,800,000
2016	$ 8,800,000